Supplement to the
Fidelity® MSCI Utilities Index ETF
November 29, 2022
Summary Prospectus

Amy Whitelaw no longer serves as a Portfolio Manager of the fund.
T11-SUSTK-0223-102 1.9871015.102	February 22, 2023